Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 42.50%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,036	$103,879
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,064	99,608
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,725	49,870
Vanguard Short-Term Treasury ETF (a)............................................................................		1,726	99,746
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $362,651)			353,103
		Notional
PURCHASED OPTIONS - 140.85% (b)(c)	Contracts	Amount

CALL OPTIONS - 98.49%
iShares MSCI EAFE ETF, Expires 2/10/2023, Strike Price $76.84.......................................	134	$750,534	271
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.31................................	23	821,514	1,809
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.44...................................	23	821,514	816,271
PUT OPTIONS - 42.36%			818,351

iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.89..................	76	778,620	206,543
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price
$118.34................................................................................................................	84	860,580	143,507
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.17................................	23	821,514	1,909
TOTAL PURCHASED OPTIONS (Cost $1,238,310)			351,959
			1,170,310
Total Investments (Cost $1,600,961) - 183.35%............................................................			1,523,413
Liabilities in Excess of Other Assets - (83.35)%.............................................................			(692,518)
....................................................................................TOTAL NET ASSETS - 100.00%			$830,895

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $353,103.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF.................................	2/10/2023	$81.45	134	$(750,534)	$(66)
SPDR S&P 500® Trust ETF............................	2/10/2023	$476.28	23	(821,514)	(538)
SPDR S&P 500® Trust ETF............................	2/10/2023	$180.17	23	(821,514)	(415,842)
PUT OPTIONS					(416,446)

iShares 20+ Year Treasury Bond ETF...............	2/10/2023	$136.73	76	(778,620)	(258,694)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	2/10/2023	$124.57	84	(860,580)	(190,828)
SPDR S&P 500® Trust ETF............................	2/10/2023	$404.38	23	(821,514)	(109,394)
TOTAL OPTIONS WRITTEN (Premiums Received $856,633)					(558,916)
					$(975,362)